Label	Element	Value
BrandywineGLOBAL-U.S. Fixed Income ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	BRANDYWINEGLOBAL – U.S. FIXED INCOME ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 199% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	199.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. fixed income securities, and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to U.S. fixed income securities. U.S. fixed income securities include debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and political sub-divisions (including inflation index linked securities and municipal bonds); U.S. corporate debt securities, including debentures, bonds (including zero coupon bonds), bankers acceptances (issued by industrial, utility, finance, commercial banking or bank holding company organizations), convertible and non-convertible notes, commercial paper, certificates of deposits, and freely transferable promissory notes; mortgage-backed securities; and asset-backed securities. U.S. fixed income securities also include securities included in the Bloomberg U.S. Aggregate Index.

The Fund invests in U.S. dollar denominated investment grade fixed income securities. Investment grade fixed income securities are securities that are rated at the time of purchase in the top four ratings categories by one or more independent rating organizations such as S&P® Global Ratings (S&P®) (rated BBB- or better) or Moody’s Ratings (Moody’s) (rated Baa3 or higher) or, if unrated, are determined to be of comparable quality by the sub-advisor. The Fund may invest in variable and floating rate securities. The Fund may also invest a portion of its assets in cash or cash equivalents.

The sub-advisor intends to take an active approach to duration management and does not track the duration of the Fund’s benchmark index. The Fund may invest in securities of any maturity or duration. Under normal conditions, the portfolio managers typically seek to maintain a dollar-weighted average effective duration for the Fund’s portfolio, including derivatives, of 1 to 10 years. The dollar-weighted average effective duration of the Fund’s portfolio may, however, exceed this range materially from time to time depending on the sub-advisor’s valuation analysis and macro-economic outlook.

A mortgage-backed security is an interest in a pool of mortgage loans made by and packaged or “pooled” together by banks, mortgage lenders, various governmental agencies and other financial institutions for sale to investors to finance purchases of homes, commercial buildings and other real estate. The Fund’s investments in mortgage-backed securities include securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). Securities issued by different government agencies or instrumentalities have different levels of credit support. The Fund may also invest in other types of mortgage securities that may be issued or guaranteed by private issuers including commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs).

The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions. The Fund may also invest in restricted securities including Rule 144A securities.

An asset-backed security is a security backed by loans, leases, and other receivables. The Fund may invest in collateralized loan obligations (CLOs).

For purposes of pursuing its investment goal, the Fund may enter into various interest rate and credit-related derivatives, principally U.S. Treasury futures and credit default swaps (including credit default index swaps). The use of these derivative transactions may allow the Fund to obtain exposures to select interest rates, durations or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The Fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the Fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the Fund’s name, are included in the Fund’s 80% basket.

The portfolio managers’ investment process is top-down, macro-economic driven and value oriented. Their buy discipline is highlighted by patience and conviction. The portfolio managers develop a viewpoint on the business cycle in conjunction with a value-based analysis of U.S. dollar-denominated, investment-grade fixed income securities to determine the Fund’s strategy duration, sector and quality exposures over time. Security selection is determined through analysis of both top-down, macroeconomic conditions as well as bottom-up, fundamental analysis within the context of their value-oriented framework.

In analyzing macroeconomic conditions, the portfolio managers take into account things such as geopolitical and demographic factors that might impact the overall economy. This framework informs the broad investment themes of the portfolio and helps the portfolio managers determine duration and sector allocations. Bottom-up, fundamental analysis is utilized to help identify specific securities or issues that might be invested in or should be avoided. The portfolio managers focus their investments on a limited number of securities that they believe represent attractive value, rather than invest the portfolio across a large spectrum of securities in attempt to replicate an index-like distribution. If they do not find value in a particular sector, industry or security, they will not invest in it. The portfolio managers utilize both qualitative and quantitative criteria (including proprietary quantitative models) as part of the portfolio construction process, including in determining that an investment represents an attractive value. An investment offers an attractive value if the portfolio managers, through their analysis, have determined that the investment is mispriced and trading below what current or expected economic conditions warrant. Quantitative models are proprietary systems that rely on mathematical computations to identify investment opportunities.

The portfolio managers sell fixed income securities or sectors when they no longer meet their value criteria. This could be due to the impact of the business cycle or fundamental changes affecting yield, spread or price. For example, they typically sell corporate bonds and mortgage-backed securities when spreads narrow significantly or when changing fundamentals introduce risks outweighing potential rewards. In some cases, they may modify the characteristics or risk profile of a sector instead of completely eliminating exposure, such as by shortening duration.

The Fund anticipates engaging in active and frequent trading to achieve its investment goal.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	S. fixed income securities. U.S. fixed income securities include debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and political sub-divisions (including inflation index linked securities and municipal bonds); U.S. corporate debt securities, including debentures, bonds (including zero coupon bonds), bankers acceptances (issued by industrial, utility, finance, commercial banking or bank holding company organizations), convertible and non-convertible notes, commercial paper, certificates of deposits, and freely transferable promissory notes; mortgage-backed securities; and asset-backed securities. U.S. fixed income securities also include securities included in the Bloomberg U.S. Aggregate Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. fixed income securities, and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to U
Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. fixed income securities, and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to U.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter:	2024, Q3	7.27%
Worst Quarter:	2024, Q4	-3.64%

As of June 30, 2026, the Fund’s year-to-date return was 1.49%.

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)
BrandywineGLOBAL-U.S. Fixed Income ETF | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

BrandywineGLOBAL-U.S. Fixed Income ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the Fund.
BrandywineGLOBAL-U.S. Fixed Income ETF | Market
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant adverse impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

BrandywineGLOBAL-U.S. Fixed Income ETF | Interest Rate
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

BrandywineGLOBAL-U.S. Fixed Income ETF | Credit
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Credit: An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. Mortgage-backed securities that are not issued by U.S. government agencies may have a greater risk of default because neither the U.S. government nor an agency or instrumentality have guaranteed or provided credit support to them. The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets and the amount of credit support (if any) provided to the securities. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also, guarantees of principal and interest payments do not apply to market prices, yields or the Fund’s share price. While the U.S. government has, in the past, provided financial support to Fannie Mae and Freddie Mac, the U.S. government is not obligated by law to do so and no assurance can be given that the U.S. government will do so in the future.

BrandywineGLOBAL-U.S. Fixed Income ETF | Mortgage Securities and Asset-Backed Securities
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Mortgage Securities and Asset-Backed Securities: Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity and duration of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

BrandywineGLOBAL-U.S. Fixed Income ETF | Derivative Instruments
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Credit default swap contracts involve heightened risks and may result in losses to the Fund. When the Fund sells credit protection via a credit default swap, credit risk increases since the Fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

BrandywineGLOBAL-U.S. Fixed Income ETF | Income
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

BrandywineGLOBAL-U.S. Fixed Income ETF | When-Issued and Delayed Delivery Transactions
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

When-Issued and Delayed Delivery Transactions: Mortgage-backed securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

BrandywineGLOBAL-U.S. Fixed Income ETF | Liquidity
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity:  The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

BrandywineGLOBAL-U.S. Fixed Income ETF | Variable Rate Securities
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Variable Rate Securities: Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

BrandywineGLOBAL-U.S. Fixed Income ETF | Collateralized Loan Obligations (CLOs)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Collateralized Loan Obligations (CLOs): The risks of an investment in a CLO depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CLO in which the Fund invests. CLOs may be deemed to be illiquid and subject to the Fund’s restrictions on investments in illiquid investments. In addition to the normal risks associated with debt securities and loans (e.g., interest rate risk, credit risk and default risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CLO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment.

BrandywineGLOBAL-U.S. Fixed Income ETF | Management
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Management: The Fund is subject to management risk because it is an actively managed ETF. The Fund's sub-advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

BrandywineGLOBAL-U.S. Fixed Income ETF | Models
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Models: The models that may be used by the sub-advisor as part of the Fund’s portfolio construction process to evaluate investment opportunities have been tested on historical price data. These models are based on the assumption that price movements in most markets continue to display similar patterns as those observed in the past. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the success of the models. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the sub-advisor recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the sub-advisor and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the sub-advisor will be successful in maintaining effective and operational models and the related hardware and software systems.

BrandywineGLOBAL-U.S. Fixed Income ETF | Cash/Cash Equivalents
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cash/Cash Equivalents: To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.

BrandywineGLOBAL-U.S. Fixed Income ETF | Cash Transactions
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cash Transactions: To the extent that the Fund effects redemptions partly or entirely for cash, rather than for in-kind securities, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

BrandywineGLOBAL-U.S. Fixed Income ETF | Market Trading
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Trading: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The sub-advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.

BrandywineGLOBAL-U.S. Fixed Income ETF | Authorized Participant Concentration
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Authorized Participant Concentration: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. "Authorized Participants" are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

BrandywineGLOBAL-U.S. Fixed Income ETF | Small Fund
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Small Fund: When the Fund's size is small, the Fund may experience low trading volume and wide bid-ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

BrandywineGLOBAL-U.S. Fixed Income ETF | Large Shareholder
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large Shareholder: Certain large shareholders, including other funds or accounts advised by the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

BrandywineGLOBAL-U.S. Fixed Income ETF | Portfolio Turnover
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Portfolio Turnover: Active and frequent trading may increase a shareholder’s tax liability and the Fund’s transaction costs, which could detract from Fund performance.
BrandywineGLOBAL-U.S. Fixed Income ETF | Cybersecurity
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, the sub-advisor, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager and the sub-advisor have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund, the investment manager or the sub-advisor. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing (including the development of artificial intelligence and machine learning), new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, the sub-advisor, and their service providers are subject to the risk of cyber incidents occurring from time to time. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber attacks and exacerbate the risks.

BrandywineGLOBAL-U.S. Fixed Income ETF | Bloomberg U.S. Aggregate Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.77%	[1]
Performance Inception Date	oef_PerfInceptionDate	Jul. 25, 2023
BrandywineGLOBAL-U.S. Fixed Income ETF | BrandywineGLOBAL - U.S. Fixed Income ETF
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	126
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	220
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 494
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	As of June 30, 2026, the Fund’s year-to-date return was 1.49%.
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	1.49%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	7.27%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Dec. 31, 2024
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(3.64%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.96%	[1]
Annual Return [Percent]	oef_AnnlRtrPct	1.12%
Annual Return [Percent]	oef_AnnlRtrPct	6.86%
Performance Inception Date	oef_PerfInceptionDate	Jul. 25, 2023
BrandywineGLOBAL-U.S. Fixed Income ETF | BrandywineGLOBAL - U.S. Fixed Income ETF | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.07%	[1]
Performance Inception Date	oef_PerfInceptionDate	Jul. 25, 2023
BrandywineGLOBAL-U.S. Fixed Income ETF | BrandywineGLOBAL - U.S. Fixed Income ETF | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.20%	[1]
Performance Inception Date	oef_PerfInceptionDate	Jul. 25, 2023

[1]	Since inception July 25, 2023.